Additional Financial Information	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Additional Financial Information [Line Items]
Additional Financial Information
19. Additional Financial Information
The following tables present supplemental information related to the unaudited condensed consolidated financial statements.

Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the unaudited condensed consolidated balance sheets to the total amounts reported in the unaudited condensed consolidated statements of cash flows at December 31, 2024 and March 31, 2024. At December 31, 2024 and March 31, 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$186.2	$277.0
Restricted cash included in other current assets	42.8	43.7
Restricted cash included in other non-current assets	10.8	13.7

Total cash, cash equivalents and restricted cash	$239.8	$334.4

Accounts Receivable Monetization
Under the Company’s accounts receivable monetization programs, the Company has entered into (1) individual agreements to monetize certain of its trade accounts receivable directly with third-party purchasers and (2) a revolving agreement to monetize designated pools of trade accounts receivable with various financial institutions, as further described below. Under these programs, the Company transfers receivables to purchasers in exchange for cash proceeds, and the Company continues to service the receivables for the purchasers. The Company accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the statements of cash flows. The Company records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in the “other gains (losses), net” line item on the unaudited condensed consolidated statements of operations. The Company receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the three and nine months ended December 31, 2024 and 2023.
Individual Monetization Agreements.
The Company enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Company in the event of non-payment
by the customers.
The following table sets forth a summary of

the receivables transferred under individual agreements or purchases during the three and nine months ended December 31, 2024 and 2023
:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$51.7	$85.3	$345.5	$385.8
Net cash proceeds received	50.0	81.8	335.7	370.7
Loss recorded related to transfers of receivables	1.7	3.5	9.8	15.1

At December 31, 2024, the

outstanding amount of receivables derecognized from the Company’s unaudited condensed consolidated balance sheets, but which the Company continues to service, related to the Company’s individual agreements to monetize trade accounts receivable was $
399.6
 million (March 31, 2024 - $
449.2

million).
Pooled Monetization Agreement.
In December 2019, the Company entered into a revolving agreement, as amended in July 2023, to transfer up to $
100.0
 million of certain receivables to various financial institutions on a recurring basis in exchange for cash equal to the gross receivables transferred, which matured on October 1, 2023. As customers paid their balances, the Company would transfer additional receivables into the program. The transferred receivables were fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company. The third-party purchasers had no recourse to other assets of the Company in the event of non-payment
by the customers.
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the nine months ended December 31, 2023:

Nine Months Ended December 31,
2023
(Amounts in millions)

Gross cash proceeds received for receivables transferred and derecognized	$22.2
Less amounts from collections reinvested under revolving agreement	(9.1)

Proceeds from new transfers	13.1
Collections not reinvested and remitted or to be remitted	(13.4)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)
Carrying value of receivables transferred and derecognized (2)	$22.1
Obligations recorded	$2.1
Loss recorded related to transfers of receivables	$2.0

(1)	During the three and nine months ended December 31, 2023, the Company voluntarily repurchased $46.0 million of receivables previously transferred.
(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
At December 31, 2024 and March 31, 2024, there were

no
outstanding receivables derecognized from the Company’s unaudited condensed consolidated balance sheet, for which the Company continues to service, related to the pooled monetization agreement.

Other Assets
The composition of the Company’s other assets is as follows as of December 31, 2024 and March 31, 2024:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$38.0	$34.8
Restricted cash	42.8	43.7
Contract assets	72.5	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	140.7	199.1

	$294.0	$373.1

Other non-current assets
Prepaid expenses and other	$16.9	$18.3
Restricted cash	10.8	13.7
Accounts receivable	48.0	111.7
Contract assets	10.3	3.2
Tax credits receivable	440.6	361.7
Operating lease right-of-use assets	300.1	344.3
Interest rate swap assets	0.7	—

	$827.4	$852.9

Content Related Payables
Content related payables include minimum guarantees and accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Company has acquired or licensed.
Other Accrued Liabilities
Other accrued liabilities include employee related liabilities (such as accrued bonuses and salaries and wages) of $40.7 million and $116.2 million at
Dec
ember 3
1
, 2024 and March 31, 2024, respectively.

Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the nine months ended December 31, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance
.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	$(42.1)	$138.8	$96.7
Other comprehensive income (loss)	(12.8)	2.3	(10.5)
Reclassifications to net loss (1)	—	(21.4)	(21.4)

Dec ember 3 1 , 2024	$(54.9)	$119.7	$64.8

March 31, 2023	$(41.1)	$142.6	$101.5
Other comprehensive income (loss)	1.8	17.4	19.2
Reclassifications to net loss (1)	—	(23.5)	(23.5)

Dec ember 3 1 , 2023	$(39.3)	$136.5	$97.2

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $22.6 million included in interest expense on the unaudited condensed consolidated statement of operations in the nine
months ended
Dec
ember 3
1
, 2024 (
nine
months ended
Dec
ember 3
1
, 2023
 -

loss
of $2.5 million included in direct operating expense and gain of $26.0 million included in interest expense) (see Note 18).

Supplemental Cash Flow Information
Significant
non-cash
transactions during the nine months ended December 31, 2024 and 2023 include certain interest rate swap agreements, which are discussed in Note 18, “Derivative Instruments and Hedging Activities”.
Except for
non-cash
financing activity described in Note 20, there were no significant non-cash
financing or investing activities for the nine months ended December 31, 2024 and 2023.

19. Additional Financial Information
The following tables present supplemental information related to the combined financial statem en
ts.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of investments that are readily convertible into cash. Cash equivalents are carried at cost, which approximates fair value. The Company classifies its cash equivalents within Level 1 of the fair value hierarchy because the Company uses quoted market prices to measure the fair value of these investments (see Note 10). The Company monitors concentrations of credit risk with respect to cash and cash equivalents by placing such balances with higher quality financial institutions or investing such amounts in liquid, short-term, highly-rated instruments or investment funds holding similar instruments. As of March 31, 2024, the Company’s cash and cash equivalents were held in bank depository accounts.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the combined balance sheets to the total amounts reported in the combined statements of cash flows at March 31, 2024 and 2023. At March 31, 2024 and 2023, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Fac
ility.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$277.0	$210.9
Restricted cash included in other current assets	43.7	27.5
Restricted cash included in other non-current assets	13.7	13.0

Total cash, cash equivalents and restricted cash	$334.4	$251.4

Accounts Receivable Monetization
Under the Company’s accounts receivable monetization programs, the Company has entered into (1) individual agreements to monetize certain of its trade accounts receivable directly with third-party purchasers and (2) a revolving agreement to monetize designated pools of trade accounts receivable with various financial institutions, as further described below. Under these programs, the Company transfers receivables to purchasers in exchange for cash proceeds, and the Company continues to service the receivables for the purchasers. The Company accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the statements of cash flows. The Company records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in the “other expense” line item on the combined statements of operations. The Company receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the years ended March 31, 2024, 2023 and 2022.
Individual Monetization Agreements.
The Company enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Company in the event of non-payment
by the customers. The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$512.3	$400.5	$285.0
Net cash proceeds received	491.9	383.0	278.3
Loss recorded related to transfers of receivables	20.4	17.5	6.7
At March 31, 2024, the outstanding amount of receivables derecognized from the Company’s combined balance sheets, but which the Company continues to service, related to the Company’s individual agreements to monetize trade accounts receivable was $449.2 million (March 31, 2023 - $350.9 million ).
Pooled Monetization Agreement.
In December 2019, the Company entered into a revolving agreement, as amended in July 2023, to transfer up to $100.0 million of certain receivables to various financial institutions on a recurring basis in exchange for cash equal to the gross receivables transferred, which matured on October 1, 2023. As customers paid their balances, the Company would transfer additional receivables into the program. The transferred receivables were fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company. The third-party purchasers had no recourse to other assets of the Company in the event of non-payment
by the customers.
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0	$155.5
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)	(102.7)

Proceeds from new transfers	13.1	72.7	52.8
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)	(46.8)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1	$6.0

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8	$154.5
Obligations recorded	$2.1	$5.9	$2.9
Loss recorded related to transfers of receivables	$2.0	$3.7	$1.9

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the years ended March 31, 2023 and 2022, the Company repurchased $27.4 million and $25.5 million, respectively, of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
At March 31, 2024, there were no outstanding receivables derecognized from the Company’s combined balance sheet, for which the Company continues to service, related to the pooled monetization agreement (March 31, 2023 - $52.3 million).
Other Assets
The c
omposition of the Company’s other assets is as follows as of March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$34.8	$36.0
Restricted cash	43.7	27.5
Contract assets (2)	59.9	63.5
Interest rate swap assets	35.6	—
Tax credits receivable	199.1	129.5

	$373.1	$256.5

Other non-current assets
Prepaid expenses and other	$18.3	$7.4
Restricted cash	13.7	13.0
Accounts receivable (3)	111.7	37.8
Contract assets (3)	3.2	5.1
Tax credits receivable	361.7	341.8
Operating lease right-of-use assets	344.3	116.8
Interest rate swap assets	—	41.1

	$852.9	$563.0

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)	At March 31, 2024, the current portion of contract assets includes $14.9 million from the acquisition of eOne (see Note 2).
(3)
Unamortized discounts on long-term,
non-interest
bearing receivables were $6.2 million and $3.5 million at March 31, 2024 and 2023, respectively, and unamortized discounts on contract assets were $0.3 million and $0.5 million at March 31, 2024 and 2023, respectively.

Content Related Payables
Content related payables include minimum guarantees and accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Company has acquired or licensed.
Other Accrued Liabilities
Other accrued liabilities include employee related liabilities (such as accrued bonuses and salaries and wages) of $116.2 million and $102.8 million at March 31, 2024 and 2023, respectively.
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2024, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2021	$(34.3)	(68.1)	$(102.4)
Other comprehensive loss	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(38.9)	49.1	10.2
Other comprehensive income	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	$(42.1)	$138.8	$96.7

(1)
Represents a loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense on the combined statement of operations in the year ended March 31, 2024 (2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense; 2022- loss of $0.2 million included in direct operating expense and loss of $48.8 million included in interest expense) (see Note 18).

Supplemental Cash Flow Information
Interest paid during the fiscal year ended March 31, 2024 amounted to $196.9 million (2023 — $137.7 million; 2022— $85.0 million).
Income taxes paid during the fiscal year ended March 31, 2024 amounted to net tax paid of $22.8 million (2023— net tax paid of $14.3 million; 2022— net tax paid of $13.9 million).
Significant
non-cash
transactions during the fiscal years ended March 31, 2024, 2023, and 2022 include certain interest rate swap agreements, which are discussed in Note 18, “Financial Instruments”.

The supplemental schedule of
non-cash
investing activities is presented below. There were no significant non-cash
financing activities for the fiscal years ended March 31, 2024, 2023 and 2022.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Non-cash investing activities:
Accrued equity method investment	$—	$—	$19.0
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$45.1	$40.3	$44.9

Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$172.1	$11.3	$51.1
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$103.6	$17.4	$30.9
Operating leases - increase in lease liability	$103.6	$17.4	$30.9

Starz Business of Lions Gate Entertainment Corp
Additional Financial Information [Line Items]
Additional Financial Information
1
4
. Additional Financial Information
The following tables present supplemental information related to the unaudited condensed combined financial statements.
Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and cash in assets of discontinued operations reported in the condensed combined balance sheet to the total amounts reported in the condensed combined statements of cash flows at December 31, 2024 and 2023.

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$14.2	$23.0
Cash in assets of discontinued operations—current	—	14.0

Total cash, cash equivalents and cash in assets of discontinued operations	$14.2	$37.0

Other Assets
The composition of the Starz Business’s other assets is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$17.4	$18.1

	$17.4	$18.1

Other non-current assets
Accounts receivable	$2.1	$3.5
Operating lease right-of-use assets	38.6	44.5

	$40.7	$48.0

Accounts Receivable Monetization
Under the Starz Business’s accounts receivable monetization programs, the Starz Business has entered into individual agreements to monetize certain of its trade accounts receivable directly with both non-related
third-party purchasers and Lionsgate, as further described below.
Under the accounts receivable monetization programs, the Starz Business transfers receivables to purchasers in exchange for cash proceeds, and the Starz Business continues to service the receivables for the purchasers. The Starz Business accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the statements of cash flows.
The Starz Business records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in other expense on the unaudited condensed combined statements of operations. The Starz Business receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the nine months ended December 31, 2024 and 2023.
Individual Monetization Agreements.
The Starz Business enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Starz Business in the event of non-payment
by the customers. The following table sets forth a summary of the receivables transferred:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$617.8	$766.3
Net cash proceeds received from third party purchasers	612.3	674.9
Net cash proceeds received from Lionsgate	—	85.6
Loss recorded related to transfers of receivables	5.5	5.8

At
December
3
1
, 2024, the outstanding amount of receivables derecognized from the Starz Business’s unaudited condensed combined balance sheets, but which the Starz Business continues to service, related to the Starz Business’s individual agreements to monetize trade accounts receivable was
 $
134.8 million (March 31, 2024 - $
164.2
million).

Content related payables
Content related payables include accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Starz Business has acquired or licensed.
Other Accrued Liabilities and Other Liabilities
The composition of the Starz Business’s other accrued liabilities (current) and other liabilities
(non-current)
is as follows:

	December 31 , 2024	March 31, 2024
	(Amounts in millions)
Other accrued liabilities (current)
Employee related liabilities	$15.3	$28.4
Operating lease liabilities	9.7	9.0
Interest payable	8.2	18.0
Other accrued expenses and short-term liabilities	9.4	10.4

	$42.6	$65.8

Other liabilities (non-current)
Income tax payable	$—	$7.4
Operating lease liabilities	48.1	55.4
Content related payables	27.5	13.7
Other long-term liabilities	4.0	3.4

	$79.6	$79.9

Supplemental Cash Flow Information
Except for
non-cash
financing activity described in Note 15 under the
Parent Net Investment
table, Footnote (4), there were no significant
non-cash
investing or financing activities for the nine months ended December 31, 2024 and 2023.

16. Additional Financial Information
The following tables present supplemental information related to the combined financial statements.
Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and cash in assets of discontinued operations reported in the combined balance sheet to the total amounts reported in the combined statements of cash flows at March 31, 2024 and 2023.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$23.0	$52.0
Cash in assets of discontinued operations - current	14.0	9.6

Total cash, cash equivalents and cash in assets of discontinued operations	$37.0	$61.6

Accounts Receivable Monetization
Under the Starz Business’s accounts receivable monetization programs, the Starz Business has entered into individual agreements to monetize certain of its trade accounts receivable directly with both non-related
third-party purchasers and Lionsgate, as further described below.
Under the accounts receivable monetization programs, the Starz Business transfers receivables to purchasers in exchange for cash proceeds, and the Starz Business continues to service the receivables for the purchasers. The Starz Business accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the statements of cash flows.
The Starz Business records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in other expense on the combined statements of operations. The Starz Business receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the fiscal years ended March 31, 2024, 2023 and 2022.

Individual Monetization Agreements.
The Starz Business enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Starz Business in the event of non-payment
by the customers. The following table sets forth a summary of the receivables transferred:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$987.1	$1,190.1	$1,288.5
Net cash proceeds received from third party purchasers	894.0	999.7	1,112.9
Net cash proceeds received from Lionsgate	85.5	183.7	172.9
Loss recorded related to transfers of receivables	7.5	6.7	2.7
At March 31, 2024, the outstanding amount of receivables derecognized from the Starz Business’s combined balance sheets, but which the Starz Business continues to service, related to the Starz Business’s individual agreements to monetize trade accounts receivable was $164.2 million (March 31, 2023 - $189.6 million).
Other Assets
The composition of the Starz Business’s other assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$18.1	$18.8

	$18.1	$18.8

Other non-current assets
Accounts receivable	$3.5	$1.4
Operating lease right-of-use assets	44.5	52.2

	$48.0	$53.6

Content related payables
Content related payables include accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Starz Business has acquired or licensed.

Other Accrued Liabilities and Other Liabilities
The composition of the Starz Business’s other accrued liabilities (current) and other liabilities
(non-current)
is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other accrued liabilities (current)
Employee related liabilities	$28.4	$23.2
Operating lease liabilities	9.0	9.7
Interest payable	18.0	20.3
Other accrued expenses and short-term liabilities	10.4	3.4

	$65.8	$56.6

Other liabilities (non-current)
Income tax payable	$7.4	$81.2
Operating lease liabilities	55.4	62.8
Content related payables	13.7	15.3
Other long-term liabilities	3.4	3.2

	$79.9	$162.5

Supplemental Cash Flow Information
Interest paid during the fiscal year ended March 31, 2024 amounted to $45.6 million (2023 — $59.0 million, 2022- $49.9 million).
Income taxes paid during the fiscal year ended March 31, 2024 amounted to $3.0 million (2023 — $8.6 million, 2022- $3.0 million).
There were no significant
non-cash
investing or financing activities for the fiscal years ended March 31, 2024, 2023 and 2022.
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$10.4	$2.0	$12.1
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$—	$—	$16.7
Increase (decrease) in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase (decrease) in right-of-use assets	$—	$15.6	$(3.4)
Operating leases - increase (decrease) in lease liability	$—	$15.6	$(3.4)